Subsequent Events (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 08, 2023	Sep. 19, 2023
Subsequent Event [Line Items]
Proceeds from sales of securities available for sale		$ 1,900,000				$ 431,193	$ 23,798	$ 9,097
(Losses) gains on sales of securities available for sale, net		(333,200)				(3,157)	1,166	288
Deferred tax asset valuation allowance		$ 17,400			$ 17,400	0	700	12,000
Deferred state income tax benefit					$ 23,700
Noninterest expense						388,649	360,955	429,491
Net decrease in operating lease right of use assets and operating lease liabilities relating to lease remeasurements						14,836	$ 0	$ 0
Operating lease, impairment loss						$ 600
Cambridge | Forecast
Subsequent Event [Line Items]
Entity shares issued per acquiree share (in shares)			4.956
Equity interest issuable, number of shares (in shares)			39,400,000
Share price (in dollars per share)			$ 13.41
Business combination, consideration transferred			$ 528,100
Discontinued Operations, Held-for-Sale | Insurance Agency Business
Subsequent Event [Line Items]
Net cash consideration	$ 498,100
Gross cash consideration	515,000									$ 515,000
Working capital adjustment	4,200
Transaction expenses	17,000
Post-retirement liabilities	4,100
Fiduciary cash transferred	7,400
Gain (loss) on disposition of assets	389,300
Noninterest expense	$ 24,200
Net decrease in operating lease right of use assets and operating lease liabilities relating to lease remeasurements				$ 6,400
Operating lease, impairment loss				$ 2,000
Discontinued Operations, Held-for-Sale | Insurance Agency Business | Minimum
Subsequent Event [Line Items]
Estimated curtailment gain at the time of the amendments to the Plans									$ 13,000
Discontinued Operations, Held-for-Sale | Insurance Agency Business | Maximum
Subsequent Event [Line Items]
Estimated curtailment gain at the time of the amendments to the Plans									$ 18,000